Equity Incentive Plan - (Details) - shares					1 Months Ended	2 Months Ended		3 Months Ended										6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Nov. 15, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019		Nov. 14, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Predecessor		Predecessor	Successor		Successor		Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor	[1]	Predecessor [1]	Predecessor	Predecessor	[1]	Predecessor	[1]
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's granted		96,000					430,622	47,226	186,759										150			150	1,500		0
Vesting period																			48 months			48 months	48 months		48 months
Stock Incentive Plan 2019 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized					5,000,000																5,000,000
Shares available for grant	4,569,378					4,569,378	4,569,378	4,431,087										4,431,087				4,569,378
Stock Incentive Plan 2019 Member | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's granted						430,622												568,913
Threshold period within which recipient employment is terminated without cause to trigger accelerated vesting																		24 months				24 months
Stock Incentive Plan 2019 Member | Restricted Stock Units (RSUs) [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period																		1 year				1 year
Stock Incentive Plan 2019 Member | Restricted Stock Units (RSUs) [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period																		3 years				3 years

[1]	Predecessor periods are combined as disclosed in Note 1.